Right of use assets and operating lease liability (Tables)	6 Months Ended
Jun. 30, 2026
Right Of Use Assets And Operating Lease Liability
Schedule of future minimum lease payments

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	Operating leases
	S$’000
Six Months Ended June 30, 2026	28
Less: Imputed interest	-	*
Present value of operating lease liabilities	28

Operating lease liabilities – current	28